SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS (UNAUDITED)

The Company has evaluated subsequent events from June 30, 2015 through the date the accompanying financial statements were filed with the Securities and Exchange Commission.

In September 2015, the Company issued $325,000 in unsecured notes. The notes mature in six months and have warrants attached. See the 8-K filed September 21, 2015 for further discussion of such notes.